Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2020
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information:

Seanergy Maritime Holdings Corp. (the “Company” or “Seanergy”) was formed under the laws of the Republic of the Marshall Islands on January 4, 2008, with executive offices located in Athens, Greece and an office in Hong Kong. The Company provides global transportation solutions in the dry bulk shipping sector through its subsidiaries.

The accompanying unaudited interim consolidated financial statements include the accounts of Seanergy Maritime Holdings Corp. and its subsidiaries (collectively, the “Company” or “Seanergy”).

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These unaudited interim consolidated financial statements have been prepared on the same basis and should be read in conjunction with the financial statements for the year ended December 31, 2019 included in the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission on March 5, 2020 and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six months ended June 30, 2020 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2020.

The consolidated balance sheet as of December 31, 2019 has been derived from the audited consolidated financial statements at that date, but does not include all of the information and footnotes required by U.S. GAAP for complete financial statements.

On June 30, 2020, the Company’s common stock began trading on a split-adjusted basis, following a June 25, 2020 approval from the Company’s Board of Directors to reverse split the Company’s common stock at a ratio of one-for-sixteen. No fractional shares were issued in connection with the reverse split. Shareholders who would otherwise hold a fractional share of the Company’s common stock will receive a cash payment in lieu of such fractional share (Note 15). All share and per share amounts disclosed in the unaudited interim consolidated financial statements and notes give effect to this reverse stock split retroactively, for all periods presented.

a.	Subsidiaries in Consolidation:

Seanergy’s subsidiaries included in these unaudited interim consolidated financial statements as of June 30, 2020:

Company	Country of Incorporation	Vessel name	Date of Delivery	Date of Sale/Disposal
Seanergy Management Corp. (1)(3)	Marshall Islands	N/A	N/A	N/A
Seanergy Shipmanagement Corp. (1)(3)	Marshall Islands	N/A	N/A	N/A
Sea Glorius Shipping Co. (1)	Marshall Islands	Gloriuship	November 3, 2015	N/A
Sea Genius Shipping Co. (1)	Marshall Islands	Geniuship	October 13, 2015	N/A
Leader Shipping Co. (1)	Marshall Islands	Leadership	March 19, 2015	N/A
Premier Marine Co. (1)	Marshall Islands	Premiership	September 11, 2015	N/A
Gladiator Shipping Co. (1)(Note 7)	Marshall Islands	Gladiatorship	September 29, 2015	October 11, 2018
Guardian Shipping Co. (1)(Note 7)	Marshall Islands	Guardianship	October 21, 2015	November 19, 2018
Champion Ocean Navigation Co. Limited (1)(6)	Malta	Championship	December 7, 2015	November 7, 2018
Squire Ocean Navigation Co. (1)	Liberia	Squireship	November 10, 2015	N/A
Emperor Holding Ltd. (1)	Marshall Islands	N/A	N/A	N/A
Knight Ocean Navigation Co. (1)(8)(Note 8)	Liberia	Knightship	December 13, 2016	June 29, 2018
Lord Ocean Navigation Co. (1)	Liberia	Lordship	November 30, 2016	N/A
Partner Shipping Co. Limited (1)(7)	Malta	Partnership	May 31, 2017	N/A
Pembroke Chartering Services Limited (1)(4)	Malta	N/A	N/A	N/A
Martinique International Corp. (1)(5)	British Virgin Islands	Bremen Max	September 11, 2008	March 7, 2014
Harbour Business International Corp. (1)(5)	British Virgin Islands	Hamburg Max	September 25, 2008	March 10, 2014
Maritime Capital Shipping Limited (1)	Bermuda	N/A	N/A	N/A
Maritime Capital Shipping (HK) Limited (2)(3)	Hong Kong	N/A	N/A	N/A
Maritime Glory Shipping Limited (2)	British Virgin Islands	Clipper Glory	May 21, 2010	December 4, 2012
Maritime Grace Shipping Limited (2)	British Virgin Islands	Clipper Glory	May 21, 2010	October 15, 2012
Fellow Shipping Co. (1)(Note 7)	Marshall Islands	Fellowship	November 22, 2018	N/A
Champion Marine Co. (1)	Liberia	N/A	N/A	N/A
Champion Marine Co. (1)(8)	Marshall Islands	N/A	N/A	N/A
Good Ocean Navigation Co. (1)(Note 7)	Liberia	N/A	N/A	N/A

(1)          Subsidiaries wholly owned
(2)          Former vessel-owning subsidiaries owned by Maritime Capital Shipping Limited (or “MCS”)
(3)          Management companies
(4)          Chartering services company
(5)          Dormant companies
(6)          Previously known as Champion Ocean Navigation Co., of the Republic of Liberia and redomiciled to the Republic of Malta on May 23, 2018
(7)          Previously known as Partner Shipping Co., of the Republic of the Marshall Islands and redomiciled to the Republic of Malta on May 23, 2018
(8)          Bareboat charterers